Subsequent Events LLC - FP Land LLC (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended								0 Months Ended					0 Months Ended
	Mar. 31, 2014 FP Land LLC, predecessor business	Mar. 31, 2013 FP Land LLC, predecessor business	Dec. 31, 2013 FP Land LLC, predecessor business	Dec. 31, 2012 FP Land LLC, predecessor business	Apr. 16, 2014 Subsequent event Reimbursements agreement Pittman Hough Farms	Apr. 16, 2014 Subsequent event Subsidiaries Lease agreements Astoria Farms and Hough Farms farm grainstorage	May 30, 2014 Subsequent event REIT Farm acre	Jun. 12, 2014 Subsequent event REIT HFUSI acre	Jul. 01, 2014 Subsequent event REIT Morrill, Nebraska row crop farm acre	Apr. 16, 2014 Subsequent event REIT IPO Common stock	Apr. 16, 2014 Subsequent event Operating Partnership	Apr. 16, 2014 Subsequent event Operating Partnership Loan Agreement	Apr. 16, 2014 Subsequent event Operating Partnership Pittman Hough Farms	Apr. 16, 2014 Subsequent event Operating Partnership Advances Pittman Hough Farms	Apr. 16, 2014 Subsequent event Operating Partnership IPO and related formation transaction costs advanced or incurred on behalf of Company Pittman Hough Farms	Apr. 16, 2014 Subsequent event Operating Partnership Guarantee of obligations Mr. Pittman and Jessie J. Hough Loan Agreement	Jun. 23, 2014 Subsequent event FPI Burlington LLC Lease agreements	Jun. 19, 2014 Subsequent event Forecast REIT Yell County, Arkansas row crop farm acre
Subsequent Events
Number of farms for which leases entered						36
Number of grain storage facilities for which leases entered						3
Common stock issued (in shares)										3,800,000
Share price (in dollars per share)										$ 14.00
Gross proceeds from the IPO										$ 53,200,000
Aggregate net proceeds after deducting the underwriting discount and commissions and expenses payable										48,000,000
Repayment of outstanding indebtedness											12,000,000			766,000
Reimbursement of accrued expenses															55,000
Reduction for accrued interest	(304,647)	100,197	154,795	24,244	78,603
Net amount					540,474
Aggregate principal amount of loan												30,800,000				11,000,000
Area of farm							3,171	12,500	640									1,250
Aggregate purchase price							7,640,000	24,500,000										4,600,000
Aggregate cash purchase price									1,000,000
Acquisition costs			257	14,539				43,842
Aggregate annual rent																	1,245,507
Accounts receivable distributed to Pittman Hough Farms													$ 450,833